Investments carried under the equity method (Tables)	9 Months Ended
Sep. 30, 2023
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates joint ventures
The table below shows the breakdown of the investments held in associates and joint ventures as of September 30, 2023, and December 31, 2022:

	Balance as of September 30, 2023	Balance as of December 31, 2022
	($ in thousands)
2007 Vento II, LLC	175,938	181,735
Windlectric Inc	7,981	18,935
Myah Bahr Honaine, S.P.A.	37,857	42,128
Pemcorp SAPI de CV	11,514	10,034
Akuo Atlantica PMGD Holding S.P.A.	4,202	4,450
Colombian portfolio of renewable energy entities	3,544	-
Pectonex, R.F. Proprietary Limited	1,355	1,411
Evacuación Valdecaballeros, S.L.	697	858
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
SailH2 Ingeniería, S.L.	359	-
Liberty Infraestructuras S.L.	-	29
Total	243,898	260,031